Investment Strategy - Global X Funds Member - Global X Magnificent Six ETF	Oct. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by gaining economic exposure to the companies comprising the “Magnificent Six,” a group of six major technology and growth companies, as set forth by Akros Technologies, Inc. (“Akros” or the “Index Provider”). As of October 21, 2026, the "Magnificent Six" consists of the following constituents: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation and NVIDIA Corporation (collectively, the "Magnificent Six"). To the extent the companies that comprise the Magnificent Six change, as determined by the Index Provider, the Fund will seek to effect such change as soon as reasonably practical. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Magnificent Six companies and in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to, those of the Magnificent Six.

The Fund’s investment adviser, Global X Management Company LLC (the “Adviser”), primarily considers the Magnificent Six for investment based on their inclusion in the Akros Magnificent Six Index (the “Reference Index”). However, the Fund will not seek to replicate the Reference Index, as the Adviser actively manages the Fund and exercises full investment discretion in constructing and managing the Fund’s portfolio. For example, to the extent consistent with the Fund’s investment objective and policies, the Adviser may, in its sole discretion: (i) determine whether it is more favorable for the Fund to obtain exposure to a security in the Reference Index directly or synthetically; and (ii) reallocate the Fund’s portfolio holdings more frequently than the Reference Index is rebalanced when the Adviser believes doing so is in the Fund’s interest. In addition, the Fund may also invest up to 100% of the Fund’s assets in cash and cash equivalents and may also invest in short-term U.S. Treasury securities, money market funds, and/or short-term bonds, during other than normal market conditions in attempting to respond to adverse market, economic, political or other conditions, or to satisfy regulatory diversification and/or collateral requirements. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective. As a result of the Adviser’s active management, there may be periods when the Fund’s holdings and performance deviate from those of the Reference Index.

The Fund expects to gain economic exposure to the Magnificent Six companies, either individually or in the aggregate, through swap agreements and other derivative instruments. The Fund expects to enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Magnificent Six companies, either individually or in the aggregate. The Fund’s use of swap agreements and other derivative instruments is designed to allow the Fund to gain efficient exposure to the Magnificent Six companies in circumstances where direct investment may be impractical or involve higher transaction costs, including as a result of tax considerations. For purposes of compliance with the Fund’s 80% investment policy, derivative instruments will be valued at their notional value. The notional value of a derivative instrument represents the total dollar value of exposure the derivative has to the underlying asset.

The Reference Index is owned and developed by the Index Provider. The Index Provider is not affiliated with the Fund or the Adviser.

The Adviser weights its constituents by free float market capitalization, subject to a maximum exposure of 25% per company and no minimum exposure. Free float market capitalization measures a company’s market capitalization discounted by the percentage of its shares readily available to be traded by the general public in the open market ("free float"). The Fund obtains exposure to each Magnificent Six company by directly holding its common stock and/or through swaps and other derivatives referencing its common stock.

The Fund generally expects to rebalance the portfolio on a quarterly basis. At each rebalance, the Adviser will reset target exposure based on each company’s then-current free float market capitalization. The Fund caps the exposure of each security at 25%. If a company’s target exposure would exceed 25%, the Fund will reduce it to 25% and reallocate the excess percentage proportionally among the companies below the cap. The Adviser, in its sole discretion, may rebalance the portfolio more frequently than on a quarterly basis, including in response to a change in the composition of the Magnificent Six, a corporate action affecting a Magnificent Six company, or the Fund’s creation and redemption activity. Between rebalances, the Fund’s exposure to each Magnificent Six company will fluctuate with the relative performance of that company and may differ from that company’s free float market capitalization weight.
The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index is concentrated. As of October 15, 2026, the Reference Index was concentrated in the information technology and communication services sectors and had significant exposure to the semiconductors & semiconductor equipment, technology hardware, storage & peripherals, and interactive media & services industries. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Magnificent Six companies and in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to, those of the Magnificent Six.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index is concentrated. As of October 15, 2026, the Reference Index was concentrated in the information technology and communication services sectors and had significant exposure to the semiconductors & semiconductor equipment, technology hardware, storage & peripherals, and interactive media & services industries.